Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Since its inception, Ritter Pharmaceuticals, Inc. (“Ritter” or the “Company”) has focused on the development of therapeutic products that modulate the gut microbiome to treat gastrointestinal diseases. The Company’s only product candidate, RP-G28, is an orally administered, high purity galacto-oligosaccharide (“GOS”), for the treatment of lactose intolerance (“LI”), a condition that affects millions of people worldwide. RP-G28 is designed to selectively stimulate the growth of lactose-metabolizing bacteria in the colon, thereby effectively adapting the gut microbiome to assist in digesting lactose (the sugar found in milk) that reaches the large intestine.

Ritter was formed as a Nevada limited liability company on March 29, 2004 under the name Ritter Natural Sciences, LLC. Its first prototype LI product, Lactagen™, was an alternative LI treatment method with a mechanism of action similar to RP-G28. In 2004, clinical testing was conducted with Lactagen, which included a 61-subject double-blind placebo controlled clinical trial. The results were published in the Federation of American Societies for Experimental Biology in May 2005.

In early 2008, the Company initiated a prescription drug development program by developing RP-G28, an improved, second-generation version of Lactagen, based on the belief that if it was successful in gaining approval from the U.S. Food and Drug Administration (“FDA”), it would be able to make stronger claims of both efficacy and safety, garner more medical community support and reach a wider market in the effort to treat LI.

In November 2010, Ritter was awarded a grant from the United States government’s Health Care Bill program, the Qualifying Therapeutic Discovery Project, to help fund the development of RP-G28. This grant program provides support for innovative projects that are determined by the U.S. Department of Health and Human Services to have reasonable potential to result in new therapies that treat areas of unmet medical need and/or prevent, detect or treat chronic or acute diseases and conditions.

In November 2011, the Company completed a Phase 2a clinical trial of RP-G28. Positive trends were seen when the entire per protocol study population was analyzed, including some statistically significant subgroup. The combined data demonstrated proof of concept and suggested that RP-G28 administration produced a positive therapeutic effect. RP-G28 was also well tolerated with no significant study-drug related adverse effects.

In October 2016, the Company completed a Phase 2b multi-center, randomized, double-blind, placebo-controlled, parallel group trial of RP-G28. Topline results of the trial were announced in March 2017. Results showed a clinically meaningful benefit to subjects in the reduction of LI symptoms across a variety of outcome measures. The majority of analyses showed positive outcome measures and the robustness of the data point to a clear drug effect. Treatment patients not only reported meaningful reduced symptoms, but also 30 days after taking the treatment, patients reported adequate relief from LI symptoms and satisfaction with the results of the treatment, with RP-G28 preventing or treating their LI symptoms. Greater milk and dairy product consumption was also reported by patients.

In August 2017, the Company held an End-of-Phase 2 meeting with the FDA’s Division of Gastroenterology and Inborn Errors Products. The purpose of the meeting was to obtain the FDA’s feedback on its Phase 3 program. The Company reached general consensus with the FDA on certain elements of its Phase 3 program and clear guidance and recommendations on many necessary components of its Phase 3 program; including the clinical, non-clinical, and chemistry, manufacturing and controls (“CMC”) requirements needed to support a new drug application (“NDA”) submission.

In June 2018, the Company initiated the first pivotal Phase 3 clinical trial of RP-G28. Called “Liberatus”, this study was to determine the efficacy, safety and tolerability of RP-G28 to treat LI when compared to placebo. The study was a multicenter, randomized, double-blind, placebo-controlled, parallel-group study conducted in the United States. Trial enrollment exceeded expectations, concluding with approximately 557 subjects randomized. More than 30 U.S. sites participated in the study. The protocol design included a 2-week screening period that included one week of study drug administration, a randomized 30-day study drug treatment period and a 90-day “real world experience” period to assess study drug response and durability of effect after treatment as patients consumed their normal diets including dairy products. The primary endpoint of the study was the mean change in LI symptom composite score 30-days post-treatment compared to baseline. Secondary endpoints were to examine the safety, tolerability and meaningfulness of treatment benefit with RP-G28 and the durability of effect of treatment with RP-G28 on reduction of LI symptoms after real-world lactose exposure. The study utilized the prior validated symptom assessment measure and patient questionnaires to capture relevant outcomes. In addition, risk-based data review was used to monitor and assess potential protocol deviations and site quality indicators.

The Company completed enrollment of the Liberatus Phase 3 clinical trial of RP-G28 in March 2019 and last patient visit in July 2019. In September 2019, the Company announced that its Phase 3 clinical trial of RP-G28 for LI failed to demonstrate statistical significance in its pre-specified primary and secondary endpoints.

On October 7, 2019, the Company announced publicly that it had engaged AGP as a financial advisor to explore and evaluate potential strategic alternatives, as it continued to analyze the results of the trial to better understand the data and clinical outcome to assess a path forward for RP-G28. All further development efforts for RP-G28 have been suspended, until such time as the Company determines a path forward.

On January 15, 2020, Ritter entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Qualigen Inc. (“Qualigen”), pursuant to which a wholly owned Company Merger Sub will merge with and into Qualigen, with Qualigen surviving as a wholly owned subsidiary of Ritter Pharmaceuticals, Inc.

If the merger is consummated, the combined company does not intend to continue the clinical development of RP-G28. Pursuant to the terms of the Merger Agreement, at the Effective Time (as defined in the Merger Agreement), Ritter and John Beck, the Company’s Chief Financial Officer, acting as the initial contingent value right (“CVR”) holders’ representative and in his capacity as a consultant to Ritter, will enter into a Contingent Value Rights Agreement (the “CVR Agreement”), pursuant to which, each stockholder of record as of immediately prior to the Effective Time (after giving effect to the exercise of any outstanding stock options or warrants and the conversion of any outstanding preferred stock, but not to be adjusted for any reverse split to be effected in connection with the merger) will receive one CVR for each share of capital stock held by such stockholder, entitling the holder to receive the net proceeds, if any, from any sale, license, transfer, spin-off or other monetizing event of all or any part of our current business or all or any part of our intellectual property or technology (a “Legacy Monetization”) that is entered into during the period beginning on the date the Merger Agreement was signed and ending on the third anniversary of the closing date of the merger. Under the CVR Agreement, the combined company agreed to commit up to $350,000 (subject to reduction pursuant to the terms of the Merger Agreement) for certain expenses to be incurred by us in pursuing and closing any Legacy Monetization. The CVRs will not be transferable by the holders of CVRs (“CVR Holders”), except in certain limited circumstances, will not be certificated or evidenced by any instrument, will not accrue interest and will not be registered with the Securities and Exchange Commission (the “SEC”) or listed for trading on any exchange. The CVRs will terminate on the tenth anniversary of the Effective Time (the “CVR Termination Date”). No payments with respect to the CVRs will be payable in respect of any Legacy Monetization proceeds actually received after the CVR Termination Date by us. From and after the CVR Termination Date, any further proceeds received by us arising from any Legacy Monetization will be retained by Ritter and will not be distributed to the CVR Holders.

The Company may not be successful in completing the merger. If the merger is not completed, Ritter may seek to pursue the development and commercialization of RP-G28 as either a prescription drug, OTC product or dietary supplement for the consumer healthcare industry, which would, in any case, require significant additional funding. If Ritter is unable to obtain funding for the development of RP-G28, whether through potential collaborative, partnering or other strategic arrangements or otherwise, it will likely be required to cease operations

The Company currently operates in one business segment focusing on the potential future development and commercialization of RP-G28. The Company is not organized by market and is managed and operated as one business. A single management team reports to the chief operating decision maker, the Chief Executive Officer. The Company does not currently operate any separate lines of business or separate business entities.